Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Consolidated Statement of Income and Comprehensive Income [Abstract]
Net income	$ 4,251	$ 11,129	$ 8,294	$ 13,922
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income
Unrealized gain/(loss)	(257)	(338)	77	(204)
Reclassification to earnings of net loss/(gain)	2	(3)	(2)	6
Allowance for credit losses recognized in earnings	0	2	1	1
Income taxes relating to:
Unrealized gain/(loss)	66	84	(23)	49
Reclassification to earnings of net loss/(gain)	0	2	2	4
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income	(189)	(253)	55	(144)
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities
Unrealized gain/(loss)	(60)	(6,146)	(3,612)	(927)
Reclassification to earnings of net loss/(gain)	0	(533)	0	(533)
Net gain/(loss) on hedges	(37)	4,090	2,373	514
Reclassification of earnings to net loss/(gain) on hedges	0	(799)	0	(799)
Income taxes relating to:
Net gain/(loss) on hedges	10	(1,138)	(660)	(145)
Reclassification to earnings of net loss/(gain) on hedges	0	220	0	220
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities	(87)	(3,148)	(1,899)	(512)
Net change in gain/(loss) on derivatives designated as cash flow hedges
Gain/(loss)	(1,130)	2,464	(3,089)	3,953
Reclassification to earnings of loss/(gain)	23	(218)	1,369	(1,402)
Income taxes relating to:
Gain/(loss)	325	(714)	834	(1,095)
Reclassification to earnings of loss/(gain)	(22)	109	(364)	390
Net change in gain/(loss) on derivatives designated as cash flow hedges	(804)	1,641	(1,250)	1,846
Share of other comprehensive income (loss) from investment in Schwab	0	2,208	0	1,870
Remeasurement gain/(loss) on employee benefit plans
Gain/(loss)	108	(40)	39	(17)
Income taxes	(30)	11	(11)	6
Remeasurement gain/(loss) on employee benefit plans	78	(29)	28	(11)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income
Net unrealized gain/(loss)	6	49	35	63
Income taxes	(2)	(13)	(10)	(16)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income	4	36	25	47
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss
Gain/(loss)	14	39	(3)	29
Income taxes	(4)	(11)	0	(8)
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	10	28	(3)	21
Total other comprehensive income (loss)	(988)	483	(3,044)	3,117
Total comprehensive income (loss)	3,263	11,612	5,250	17,039
Available to:
Common shareholders	3,061	11,412	4,947	16,753
Preferred shareholders and other equity instrument holders	$ 202	$ 200	$ 303	$ 286